Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Property, plant and equipment
Capital commitments
Capital commitments	£ 242,000	£ 972,000	£ 4,523,000
Other intangible assets
Capital commitments
Capital commitments	£ 452,000	£ 405,000	£ 280,000